CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Customer deposits, allowance for doubtful accounts	$ 583,836	$ 585,955
Accounts receivable, allowance for doubtful accounts	44,002,810	60,232,453
Accounts payable	8,260,681	11,264,939
Accrued payroll and welfare expenses	116,577,317	102,632,157
Income tax payable	117,593,159	98,685,965
Other tax payable	49,390,175	40,000,505
Amounts due to related parties	7,356,186	5,535,512
Advance from customers and deferred revenue	19,013,041	24,617,144
Liability for exclusive rights, current		8,967,972
Other current liabilities	85,836,572	62,466,610
Deferred tax liabilities, non-current	28,203,218	29,900,565
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	142,123,368	137,816,482
Ordinary shares, shares outstanding (in shares)	142,123,368	137,816,482
Consolidated VIEs without recourse
Accounts payable	600,735	1,505,942
Accrued payroll and welfare expenses	44,321,824	29,309,329
Income tax payable	28,337,431	28,793,459
Other tax payable	16,032,365	11,188,055
Amounts due to related parties	4,175,247	2,383,293
Advance from customers and deferred revenue	5,073,492	7,150,344
Liability for exclusive rights, current	0	8,967,972
Other current liabilities	36,291,161	9,917,349
Deferred tax liabilities, non-current	$ 469,579	$ 655,563